UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		April 23, 2008
-----------------------	------------------	-----------------
	[Signature]	[City, State]				[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		97
						----

Form 13F Information Table Value Total:		$88,602
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7	Column 8
-----------------------	--------	---------	-------- -------------------	---------- --------	------------------
							Value	 Shares/ SH/	Put/	Investment Other	Voting Authority
Name of Issuer		Class		CUSIP		(x$1000) Prn Amt Prn	Call	Discretion Managers	Sole   Shared	 None
--------------		-----		-----		-------- ------- ---	----	---------- --------	----   ------	 ----
AAR CORP		COM		000361105	927	34000	SH		Sole			15450		18550
ALASKA AIR GROUP INC	COM		011659109	316	16100	SH		Sole			950		15150
AMDOCS LTD		ORD		G02602103	516	18200	SH		Sole			18200
AMERICAN COMRCL LINES	COM		025195207	432	27350	SH		Sole			1750		25600
AMERICAN INTL GROUP	COM		026874107	1700	39295	SH		Sole			39295
AMERICAN REPROGRAPHICS	COM		029263100	311	20950	SH		Sole			1250		19700
AMGEN INC 		COM		031162100	1722	41225	SH		Sole			41225
AMR CORP		COM		001765106	255	28300	SH		Sole			28300
APPLE INC		COM		037833100	739	5150	SH		Sole			5150
ATWOOD OCEANICS		COM		050095108	697	7600	SH		Sole			450		7150
AVNET INC		COM		053807103	1903	58150	SH		Sole			58150
AVOCENT CORP		COM		053893103	359	21250	SH		Sole			1250		20000
BAKER HUGHES INTL	COM		057224107	709	10350	SH		Sole			10350
BARR PHARMACEUTICALS	COM		068306109	655	13550	SH		Sole			13550
BELDEN INC		COM		077454106	472	13350	SH		Sole			800		12550
BOSTON SCIENTIFIC CORP	COM		101137107	1090	84700	SH		Sole			84700
BROCADE COMMUNCTN SYS	COM		111621306	995	136250	SH		Sole			43050		93200
CAPITAL ONE FINANCIAL 	COM		14040h105	1759	35731	SH		Sole			35731
CATERPILLAR		COM		149123101	1910	24400	SH		Sole			24400
CB RICHARD ELLIS GROUP	CL A		12497t101	1236	57100	SH		Sole			57100
CHARLES RIVER LABS INTL	COM		159864107	701	11900	SH		Sole			11900
CHARMING SHOPPES	COM		161133103	377	78150	SH		Sole			5200		72950
CISCO SYSTEMS INC	COM		17275r102	1718	71300	SH		Sole			71300
COACH INC		COM		189754104	591	19600	SH		Sole			19600
COGNEX CORP		COM		192422103	360	16500	SH		Sole			950		15550
COMCAST CORP		CL A		20030n101	1851	95723	SH		Sole			95723
CONCEPTUS INC		COM		206016107	859	46300	SH		Sole			21900		24400
CONOCOPHILLIPS		COM		20825c104	1694	22225	SH		Sole			22225
CONVERGYS CORP		COM		212485106	543	36050	SH		Sole			2150		33900
COOPER COMPANIES	COM		216648402	482	14000	SH		Sole			800		13200
CORINTHIAN COLLEGES INC	COM		218868107	424	58700	SH		Sole			3650		55050
CORNING INC		COM		219350105	703	29250	SH		Sole			29250
COVIDIEN LTD		COM		g2552x108	1270	28709	SH		Sole			28709
CROWN HOLDINGS INC	COM		228368106	844	33550	SH		Sole			2000		31550
CYTEC INDS INC		COM		232820100	724	13450	SH		Sole			800		12650
DEL MONTE FOODS CO	COM		24522p103	632	66300	SH		Sole			3900		62400
DELL INC		COM		24702r101	1549	77740	SH		Sole			77740
DRESSER-RAND GROUP INC	COM		261608103	1388	45150	SH		Sole			29450		15700
EBAY INC		COM		278642103	1285	43075	SH		Sole			43075
ELI LILLY  & CO		COM		532457108	815	15800	SH		Sole			15800
EMC CORP		COM		268648102	1793	125050	SH		Sole			125050
ESTERLINE TECHNOLOGIES	COM		297425100	541	10750	SH		Sole			650		10100
FAIR ISAAC & CO		COM		303250104	945	43900	SH		Sole			17850		26050
FEDEX CORP		COM		31428x106	2880	31075	SH		Sole			31075
FIRST AMERICAN CORP	COM		318522307	333	9800	SH		Sole			650		9150
GENERAL DYNAMICS CORP	COM		369550108	584	7000	SH		Sole			7000
GOOGLE INC		CL A		38259p508	661	1500	SH		Sole			1500
HALLIBURTON CO COM	COM		406216101	1302	33100	SH		Sole			33100
HERCULES INC		COM		427056106	680	37200	SH		Sole			2250		34950
HEWLETT-PACKARD CO	COM		428236103	667	14600	SH		Sole			14600
HILB ROGAL & HOBBS CO	COM		431294107	433	13750	SH		Sole			850		12900
HOME DEPOT INC		COM		437076102	1085	38790	SH		Sole			38790
INGERSOLL-RAND CO LTD	CL A		g4776g101	1565	35100	SH		Sole			35100
INTEL CORP		COM		458140100	615	29050	SH		Sole			29050
IPC HLDGS LTD		ORD		g4933p101	333	11900	SH		Sole			700		11200
ISHARES MSCI JAPAN	MSCI JAPAN	464286848	439	35500	SH		Sole			35500
JACKSON HEWITT TAX SVC	COM		468202106	403	35100	SH		Sole			2050		33050
JOHNSON & JOHNSON	COM		478160104	1492	23000	SH		Sole			23000
JONES LANG LASALLE INC	COM		48020q107	491	6350	SH		Sole			350		6000
KAMAN CORP		COM		483548103	521	18400	SH		Sole			1100		17300
KENNAMETAL INC		COM		489170100	567	19250	SH		Sole			2500		16750
LAZARD LTD		SHS A		g54050102	493	12900	SH		Sole			750		12150
LOWE'S COMPANIES INC	COM		548661107	689	30050	SH		Sole			30050
MARSH & MCLENNAN COS	COM		571748102	1312	53900	SH		Sole			53900
MCGRAW HILL COS INC	COM		580645109	950	25700	SH		Sole			25700
MEDTRONIC INC COM	COM		585055106	689	14250	SH		Sole			14250
MICROSOFT CORP		COM		594918104	1842	64900	SH		Sole			64900
MOLSON COORS BREWING	CL B		60871r209	1694	32220	SH		Sole			32220
MOODYS CORP		COM		615369105	937	26900	SH		Sole			26900
MUELLER WATER B		COM SER B	624758207	330	41934	SH		Sole			2500		39434
NABORS INDUSTRIES LTD	SHS		g6359f103	834	24700	SH		Sole			24700
NEWS CORP		CL A		65248e104	1186	63270	SH		Sole			63270
NICE SYSTEMS LTD	SPONSORED ADR	653656108	316	11200	SH		Sole			650		10550
NOVARTIS AG ADR		SPONSORED ADR	66987v109	1007	19660	SH		Sole			19660
OMNICARE INC 		COM		681904108	1069	58890	SH		Sole			58890
PATTERSON UTI ENERGY	COM		703481101	592	22600	SH		Sole			1350		21250
RENAISSANCERE HOLD LTD	COM		G7496g103	561	10800	SH		Sole			700		10100
RENT-A-CENTER INC	COM		76009n100	2089	113840	SH		Sole			75940		37900
ROBERT HALF INTL INC	COM		770323103	560	21750	SH		Sole			21750
SANMINA-SCI CORP	COM		800907107	545	336350	SH		Sole			20050		316300
SANOFI-AVENTIS		SPONSORED ADR	80105n105	1915	51000	SH		Sole			51000
SIMPSON MANUFACTURING	COM		829073105	514	18900	SH		Sole			1200		17700
SPEEDWAY MOTORSPORTS	COM		847788106	539	21500	SH		Sole			1300		20200
SPIRIT AEROSYSTEMS	COM		848574109	395	17800	SH		Sole			17800
SYMANTEC CORP		COM		871503108	578	34750	SH		Sole			34750
SYNERON MEDICAL		ORD SHS		M87245102	404	27800	SH		Sole			1650		26150
T ROWE PRICE GROUP INC	COM		74144t108	1968	39350	SH		Sole			39350
TAKE-TWO INTERACTIVE	COM		874054109	433	16950	SH		Sole			1000		15950
TECH DATA CORP		COM		878237106	700	21350	SH		Sole			1250		20100
TERADATA CORP		COM		88076w103	949	43000	SH		Sole			43000
TEXAS INSTRUMENTS INC	COM		882508104	1173	41500	SH		Sole			41500
TIMBERLAND CO		CL A		887100105	456	33200	SH		Sole			2000		31200
TRANSOCEAN INC		SHS		g90073100	496	3667	SH		Sole			3667
UNITEDHEALTH GROUP INC	COM		91324p102	1659	48285	SH		Sole			48285
UTI WORLDWIDE INC	ORD		g87210103	491	24450	SH		Sole			1450		23000
WALGREEN CO		COM		931422109	1583	41550	SH		Sole			41550
WESTERN UNION CO	COM		959802109	811	38150	SH		Sole			38150